                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year Ended December 31, 1999
                                    -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology Corp.
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Address:  515 Madison Avenue, Suite 4200
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          New York, New York 10022
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Form 13F File Number:  28-   3840
                          -------------


The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seymour L. Goldblatt
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Title:    President
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Phone:    (212) 421-2155
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Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt          New York, New York         February 9, 2000
---------------------------    --------------------------    ----------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     94
                                            ---
Form 13F Information Table Value Total:     $896,308
                                            ---------
                                            (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                   FORM 13F
                             Name of Reporting Manager S SQUARED TECHNOLOGY CORP.       (SEC USE ONLY)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Column 6:
                                                                                     Investment   Column 7:        Column 8:
          Column 1:         Column 2:    Column 3:     Column 4:     Column 5:       Discretion    Other       Voting Authority
       Name of Issuer       Title of      CUSIP          Value        Shrs or       ------------  Managers   ---------------------
                              Class                   (x $1,000)      Prn Amount      Sole                    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AGENCY COM LTD COM             COM      008447104          847          16,600SH      sole                    16,600
------------------------------------------------------------------------------------------------------------------------------------
AIRNET COMMUNICATIONS COM      COM      00941P106        1,346          37,000SH      sole                    37,000
------------------------------------------------------------------------------------------------------------------------------------
AIRNET  COMMUNICATIONS
SERIES E                       PFD                       4,337         158,961SH      sole                   158,961
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE
INC DEL COM                    COM      02364J104        5,543          73,056SH      sole                    73,056
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN MANAGEMENT SYSTEMS
IN                             COM      027352103        7,881         251,200SH      sole                   251,200
------------------------------------------------------------------------------------------------------------------------------------
ANGIO TECH PHARMACEUTICALS     COM      034918102        2,965         215,000SH      sole                   215,000
------------------------------------------------------------------------------------------------------------------------------------
RTISOFT INC COM               COM      04314L106        3,645         202,500SH       sole                   202,500
------------------------------------------------------------------------------------------------------------------------------------
ASPECT DEV INC COM             COM      045234101        8,905         130,000SH      sole                   130,000
------------------------------------------------------------------------------------------------------------------------------------
ASPECT TELECOMMUNICTN COM      COM      045237104       11,397         291,300SH      sole                   291,300
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP LIBERTY MEDIA GROUP  COM      001957208       12,650         222,665SH      sole                   222,665
------------------------------------------------------------------------------------------------------------------------------------
ATPOS.COM                      COM      04963A104          283         141,434SH      sole                   141,434
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC COM                COM      073325102        6,994         100,000SH      sole                   100,000
------------------------------------------------------------------------------------------------------------------------------------
BIOTRANSPLANT
INC COM                        COM      09066Y107        4,942         590,100SH      sole                   590,100
------------------------------------------------------------------------------------------------------------------------------------
BROADWING INC COM              COM      111620100        6,557         177,806SH      sole                   177,806
------------------------------------------------------------------------------------------------------------------------------------
BUSINESS OBJECTS               COM      12328X107        7,724          57,800SH      sole                    57,800
------------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYS INC COM          COM      126920107        8,450         325,000SH      sole                   325,000
------------------------------------------------------------------------------------------------------------------------------------



                                             FORM 13F
                         Name of Reporting Manager S SQUARED TECHNOLOGY CORP.               (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------
               Title             Value     Shrs or Prn Investment  Other          Voting Authority
Name of         of     CUSIP  (x $1,000)     Amount    Discretion  Managers      Sole     Shared   None
Issuer         Class                                  -----------
                                                          Sole
----------------------------------------------------------------------------------------------------------
CAMBRIDGE       COM   131910101    1,618    470,714SH     sole                   470,714
HEART INC COM
----------------------------------------------------------------------------------------------------------
CENDANT CORP    COM   151313103    7,969    300,000SH     sole                   300,000
COM
----------------------------------------------------------------------------------------------------------
CENTURA RSTD    COM   15640W103    5,130    943,397SH     sole                   943,397
COMMON
----------------------------------------------------------------------------------------------------------
CENTURA         WNT                  988    235,850SH     sole                   235,850
SOFTWARE
WARRANTS
----------------------------------------------------------------------------------------------------------
CLARUS CORP     COM   182707109      221      3,349SH     sole                     3,349
COM
----------------------------------------------------------------------------------------------------------
CMGI INC        COM   125750109   20,212     73,000SH     sole                    73,000
----------------------------------------------------------------------------------------------------------
COGNOS          COM   19244C109   20,526    445,000SH     sole                   445,000
----------------------------------------------------------------------------------------------------------
COLLAGENEX      COM   19419B100      442     17,688SH     sole                    17,688
PHARMA
INC COM
----------------------------------------------------------------------------------------------------------
COMPUTER        COM   204912109   10,435    149,200SH     sole                   149,200
ASSOCIATES
INTL COM
----------------------------------------------------------------------------------------------------------
COMPUTER TASK   COM   205477102    6,547    442,000SH     sole                   442,000
GROUP COM
----------------------------------------------------------------------------------------------------------
COMTECH         COM   205826209      285     19,300SH     sole                    19,300
TELECOMMUNICAT
COM NEW
----------------------------------------------------------------------------------------------------------
COR             COM   217753102   18,436    686,000SH     sole                   686,000
THERAPEUTICS
INC COM
----------------------------------------------------------------------------------------------------------
CREATIVE        COM   225270107    6,410  1,298,300SH     sole                 1,298,300
BIOMOLECULES
COM
----------------------------------------------------------------------------------------------------------
CSG SYS INTL    COM   126349109    6,779    170,000SH     sole                   170,000
INC COM
----------------------------------------------------------------------------------------------------------
CURRENT LOGICS  COM   231997107       77     84,872SH     sole                    84,872
SYSTEMS INC
----------------------------------------------------------------------------------------------------------



                                              FORM 13F
                     Name of Reporting Manager S SQUARED TECHNOLOGY CORP.                      (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------
Name of       Title                Value     Shrs or Prn Investment  Other             Voting Authority
Issuer         of       CUSIP    (x $1,000)    Amount    Discretion  Managers        Sole     Shared   None
              Class                                     ------------
                                                           Sole
------------------------------------------------------------------------------------------------------------

CYGNUS INC COM  COM  232560102     12,877      705,600SH    sole                   705,600
------------------------------------------------------------------------------------------------------------
CYPRESS         COM  232806109     48,575    1,500,400SH    sole                 1,500,400
SEMICONDUCTOR
COM
------------------------------------------------------------------------------------------------------------
DATASTREAM      COM  238124101      8,341      338,500SH    sole                   338,500
SYS INC COM
------------------------------------------------------------------------------------------------------------
DIVINE          COM                 2,000    2,000,000SH    sole                 2,000,000
INTERVENTURES
INC.
------------------------------------------------------------------------------------------------------------
ENTREMED INC    COM  29382F103      6,457      252,000SH    sole                   252,000
COM
------------------------------------------------------------------------------------------------------------
GARTNER GROUP   COM  366651107      5,795      380,000SH    sole                   380,000
INC NEW COM
------------------------------------------------------------------------------------------------------------
GIGA            PFD                   264       64,000SH    sole                    64,000
INFORAMTION
GROUP
SERIES A
------------------------------------------------------------------------------------------------------------
GIGA            PFD                 1,567      379,897SH    sole                   379,897
INFORMATION
GROUP
SERIES B
------------------------------------------------------------------------------------------------------------
HYPERION        COM  44914M104      9,165      210,700SH    sole                   210,700
SOLUTIONS CP
COM
------------------------------------------------------------------------------------------------------------
IMCLONE SYS     COM  45245W109     14,376      362,800SH    sole                   362,800
INC COM
------------------------------------------------------------------------------------------------------------
INDUS INTL      COM  45578L100     11,292      926,500SH    sole                   926,500
INC COM
------------------------------------------------------------------------------------------------------------
INSO CORP COM   COM  457674109     12,607      390,900SH    sole                   390,900
------------------------------------------------------------------------------------------------------------
INTERACTIVE     COM  45839M103      6,323      237,500SH    sole                   237,500
INTELLIGEN COM
------------------------------------------------------------------------------------------------------------
INTERLEAF INC   COM  458729209     26,508      788,348SH    sole                   788,348
COM
------------------------------------------------------------------------------------------------------------


                                            FORM 13F
                     Name of Reporting Manager S SQUARED TECHNOLOGY CORP.                      (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------
Name of       Title                Value     Shrs or Prn Investment   Other            Voting Authority
Issuer         of       CUSIP     (x $1,000)    Amount   Descretion Managers          Sole   Shared   None
              Class                                      ----------
                                                           Sole
-------------------------------------------------------------------------------------------------------------
LATTICE          COM    518415104    39,444     837,000SH   sole                      837,000
SEMICONDUCTOR
COM
-------------------------------------------------------------------------------------------------------------
LORAL SPACE      COM    G56462107     3,039     125,000SH   sole                      125,000
& COMMNCTN
COM
-------------------------------------------------------------------------------------------------------------
LOWRANCE         COM    548900109       327      65,000SH   sole                       65,006
ELECTRS  INC
COM
-------------------------------------------------------------------------------------------------------------
LUCENT           COM    549463107       412       5,496SH   sole                        5,490
-------------------------------------------------------------------------------------------------------------
LYCOS INC COM    COM    550818108     4,885      61,400SH   sole                       61,400
-------------------------------------------------------------------------------------------------------------
MANUGISTICS      COM    565011103    12,589     389,600SH   sole                      389,600
GROUP INC COM
-------------------------------------------------------------------------------------------------------------
MEDIMMUNE        COM    584699102     2,886      17,400SH   sole                       17,400
INC COM
-------------------------------------------------------------------------------------------------------------
MGC              COM    552763302     8,313     163,800SH   sole                      163,800
COMMUNICATIONS
INC COM
-------------------------------------------------------------------------------------------------------------
MICRO WHSE       COM    59501B105    18,487     999,300SH   sole                      999,300
INC COM
-------------------------------------------------------------------------------------------------------------
MULTITUDE INC    PFD                  2,000     934,580SH   sole                      934,580
SERIES E
PREFERR
-------------------------------------------------------------------------------------------------------------
MUSTANG COM      COM    628188104     4,275     273,600SH   sole                      273,600
INC COM
-------------------------------------------------------------------------------------------------------------
NATIONAL         COM    637640103    36,463     851,700SH   sole                      851,700
SEMICONDUCTOR
COM
-------------------------------------------------------------------------------------------------------------
NEOPHARM INC     COM    640919106     3,234     150,000SH   sole                      150,000
COM
-------------------------------------------------------------------------------------------------------------
NETWORK          COM     6412Q102    49,800     228,900SH   sole                      228,900
SOLUTIONS
-------------------------------------------------------------------------------------------------------------
NETWORK          COM    640938106     4,750     178,000SH   sole                      178,000
ASSOC INC COM
-------------------------------------------------------------------------------------------------------------
NORTEL           COM     65659100     3,291      32,586SH   sole                       32,586
NETWORKS
CORP COM
-------------------------------------------------------------------------------------------------------------
OBJECTIVE SYS    COM    674424106     1,706     257,500SH   sole                     257,500
INTRGRTR COM
--------------------------------------------------------------------------------------------------------------

'

                                               FORM 13F
                    Name of Reporting Manager S SQUARED TECHNOLOGY CORP.                      (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------
Name of       Title                Value    Shrs or Prn  Investment   Other             Voting Authority
Issuer         of       CUSIP     (x $1,000)    Amount   Discretion  Managers          Sole    Shared   None
              Class                                      ----------
                                                            Sole
-------------------------------------------------------------------------------------------------------------
ORTEC INTL INC  COM  68749B108      2,727     363,636SH   sole                       363,636
COM
--------------------------------------------------------------------------------------------------------------
QUANTUM         COM  747906204     42,007   2,777,300SH   sole                     2,777,300
CORP DSSG
--------------------------------------------------------------------------------------------------------------
QWEST           COM  749121109      9,890     230,000SH   sole                       230,000
COMMUNICATIONS
INTERNATI
--------------------------------------------------------------------------------------------------------------
REMEDY CORP     COM  759548100      3,672      77,500SH   sole                        77,500
COM
--------------------------------------------------------------------------------------------------------------
RENAISSANCE     COM  75968A109     13,038   1,767,900SH   sole                     1,767,900
WORLDWIDE
INC
--------------------------------------------------------------------------------------------------------------
ROGERS          COM  775109200      4,519     182,600SH   sole                       182,600
COMMUNICATIONS
CL B
--------------------------------------------------------------------------------------------------------------
SAPIENS INTL    COM  7716A1027     14,401     876,100SH   sole                       876,100
CORP NV ORD
--------------------------------------------------------------------------------------------------------------
SCI SYS         COM  783890106     49,206     598,700SH   sole                       598,700
INC COM
--------------------------------------------------------------------------------------------------------------
SCITEX CORP     COM  809090103      7,597     521,700SH   sole                       521,700
LTD
--------------------------------------------------------------------------------------------------------------
SEMTECH CORP    COM  816850101     48,190     924,500SH   sole                       924,500
--------------------------------------------------------------------------------------------------------------
STAFF BLDRS     COM  852377100        633   2,041,500SH   sole                     2,041,500
INC NEW COM
--------------------------------------------------------------------------------------------------------------
SYBASE INC COM  COM  871130100     12,653     744,300SH   sole                       744,300
--------------------------------------------------------------------------------------------------------------
TANDY CORP COM  COM  875382103     26,069     530,000SH   sole                       530,000
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY      COM  87872T108     25,471     777,750SH   sole                       777,750
SOLUTIONS
COM
--------------------------------------------------------------------------------------------------------------
TEGAL CORP      COM  879008100        884     100,000SH   sole                       100,000
COM
--------------------------------------------------------------------------------------------------------------
TELLABS COM     COM  879664100      1,773      27,622SH   sole                        27,622
--------------------------------------------------------------------------------------------------------------
TENDER          COM  88032R107        306     980,750SH   sole                       980,750
LOVING CARE
HLT COM
--------------------------------------------------------------------------------------------------------------

                                               FORM 13F
                    Name of Reporting Manager S SQUARED TECHNOLOGY CORP.                      (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------
Name of       Title                Value   Shrs or Prn   Investment    Other       Voting Authority
Issuer         of       CUSIP    (x $1,000)    Amount    Discretion   Managers    Sole     Shared   None
              Class                                      ----------
                                                            Sole
-------------------------------------------------------------------------------------------------------------
TMP              COM   872941109   14,058      99,000SH    sole                     99,000
WORLDWIDE
INC
-----------------------------------------------------------------------------------------------------------
VARIAN           COM   922207105   36,030   1,059,700SH    sole                  1,059,700
SEMICONDUCT
OR COM
-----------------------------------------------------------------------------------------------------------
WILLIAMS COS     COM   969457100   15,856     518,800SH    sole                    518,800
INC DEL COM
-----------------------------------------------------------------------------------------------------------
WORLD WEB        PFD                3,000   2,000,000SH    sole                  2,000,000
LIMITED SERIES
B
-----------------------------------------------------------------------------------------------------------
CAMBRIDGE        WNT   969457100               57,143SH    sole                     57,143
HEART INC DEL
-----------------------------------------------------------------------------------------------------------
ENTREMED INC     WNT                           85,937SH    sole                     85,937
WTS  CL 1 RSTD
Exp
-----------------------------------------------------------------------------------------------------------
ENTREMED INC     WNT                           85,937SH    sole                     85,937
WTS CL 2 RSTD
Exp
-----------------------------------------------------------------------------------------------------------
MUSTANG COM      WNT                1,385     205,200SH    sole                    205,200
INC WTS EXP
10/10
-----------------------------------------------------------------------------------------------------------
WORLD WEB        WNT                        1,000,000SH    sole                  1,000,000
LIMITED WTS
-----------------------------------------------------------------------------------------------------------


                                               FORM 13F
                    Name of Reporting Manager S SQUARED TECHNOLOGY CORP.                      (SEC USE ONLY)

-------------------------------------------------------------------------------------------------------------------------
                                                                   Investment
                                                                    Discretion         Other          Voting Authority
Name of      Title of                  Value      Shrs or Prn      -------------     Managers        ------------------
Issuer        Class       CUSIP      (x $1,000)    Amount             Sole                        Sole     Shared   None
-------------------------------------------------------------------------------------------------------------------------
ADDITIONS TO
13F
-------------------------------------------------------------------------------------------------------------------------
ADVANCED           COM                  8            212SH            sole                        212
VISUAL
SYSTEMS, INC
COMMON
-------------------------------------------------------------------------------------------------------------------------
ADVANCED           PFD                 18            431SH            sole                        431
VISUAL
SYSTEMS,
PREFERRED
--------------------------------------------------------------------------------------------------------------------------
AIRNET             PFD                 168          6,172SH            sole                      6,172
COMMUNICATIO
NS SERIES
C PREF
STOCK
--------------------------------------------------------------------------------------------------------------------------
AIRNET             PFD                 157          5,773SH            sole                      5,773
COMMUNICATIO
NS SERIES D
PREF STOCK
--------------------------------------------------------------------------------------------------------------------------
EMERALD            PFD   290996206      2          2,685SH            sole                      2,685
INTELLIGENCE
SERIES A PFD
STK
--------------------------------------------------------------------------------------------------------------------------
THERMAL            COM   883528101      1          4,750SH            sole                      4,750
PROFILES
--------------------------------------------------------------------------------------------------------------------------